INCOME FUND

Class	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Ticker Symbol(s)	CMPIX	CNMCX	PIOJX	PIOIX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PICNX
Principal Funds, Inc. Summary Prospectus May 2, 2017 as amended October 2, 2017
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated March 1, 2017, as revised May 2, 2017 and supplemented on June 16, 2017, July 1, 2017, July 31, 2017, September 15, 2017, and October 2, 2017, and the Statement of Additional Information dated March 1, 2017, as revised May 2, 2017 as amended and restated June 12, 2017 and September 6, 2017 and supplemented September 15, 2017 and October 2, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 452 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None

1 of 6

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees (1)	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.15%	0.21%	0.14%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%	0.32%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.70%	0.78%	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%	0.81%
Expense Reimbursement (2)(3)	N/A	N/A	N/A	—%	N/A	N/A	N/A	N/A	N/A	(0.31)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.89%	1.70%	0.78%	0.50%	1.37%	1.24%	1.06%	0.87%	0.75%	0.50%
(1) Expense information in the table has been restated to reflect current fees.
(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

(3)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. The expense cap has been added to limit the potential increase in "Other Expenses" that otherwise may occur due to an expected decrease in the number of Institutional Class shareholders of the Fund. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$314	$502	$707	$1,296
Class C	273	536	923	2,009
Class J	180	249	433	966
Institutional Class	51	160	280	628
Class R-1	139	434	750	1,646
Class R-2	126	393	681	1,500
Class R-3	108	337	585	1,294
Class R-4	89	278	482	1,073
Class R-5	77	240	417	930
Class R-6	51	228	419	973

2 of 6

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$173	$536	$923	$2,009
Class J	80	249	433	966
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2016 was 5.89 years. The Fund is not managed to a particular maturity. The Fund also invests in foreign securities.
During the fiscal year ended October 31, 2016, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

39.79% in securities rated Aaa	28.06% in securities rated Baa	1.90% in securities rated Caa	0.00% in securities rated D
5.23% in securities rated Aa	3.80% in securities rated Ba	0.10% in securities rated Ca	0.61% in securities not rated
16.42% in securities rated A	4.08% in securities rated B	0.01% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

3 of 6

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund's redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online by calling 1-800-222-5852 or online at:

•	For Classes A, C, and J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.

4 of 6

For periods prior to the inception date of Class J shares (September 30, 2009), Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010), and Class R-6 shares (November 25, 2014), the performance shown in the table for Classes J, R-1, R-2, R-3, R-4, R-5 and R-6 shares is based on the performance of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for the newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares. The predecessor fund's Class A shares commence operations on December 15, 1975.
Total Returns as of December 31 (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(4.74)%

Average Annual Total Returns
For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.75%	2.99%	4.82%
Class A Return After Taxes on Distributions	1.37%	1.50%	3.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.56%	1.64%	3.02%
Class C Return Before Taxes	3.20%	2.65%	4.26%
Class J Return Before Taxes	4.17%	3.46%	4.94%
Institutional Class Return Before Taxes	5.47%	3.85%	5.47%
Class R-1 Return Before Taxes	4.56%	2.97%	4.56%
Class R-2 Return Before Taxes	4.80%	3.10%	4.71%
Class R-3 Return Before Taxes	4.87%	3.28%	4.89%
Class R-4 Return Before Taxes	5.19%	3.48%	5.09%
Class R-5 Return Before Taxes	5.21%	3.61%	5.15%
Class R-6 Return Before Taxes	5.45%	3.61%	5.14%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

5 of 6

Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	John R. Friedl (since 2005), Portfolio Manager

•	Ryan P. McCann (since 2010), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares will no longer be available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

6 of 6